ADVANCES TO VENDORS (Tables)	12 Months Ended
Mar. 31, 2026
ADVANCES TO VENDORS
Schedule of advance to vendors

	As of March 31,
	2026	2025
Advances to vendors for outsourcing the value-added services	$5,020,775	$9,400,197
Less: allowance for doubtful accounts	—	—
Advance to vendors, net	$5,020,775	$9,400,197